UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                      October 26, 2006 to November 27, 2006

Commission File Number of issuing entity: 333-130642-02


                    Nationstar Home Equity Loan Trust 2006-B
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-130642


                             NATIONSTAR FUNDING LLC
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                             NATIONSTAR MORTGAGE LLC
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                 --------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                             14-1981701, 36-4596515
                           --------------------------
                      (I.R.S. Employer Identification No.)

c/o JPMorgan Chase Bank, N.A.
Attn: Global Debt Nationstar Home Equity Loan Trust 2006-B
4 New York Plaza, 6th Floor
New York, NY                                                      10004
--------------------------------------                          ----------
(Address of principal executive offices                          Zip Code
of the issuing entity)

                                 (212) 623-5600
                                 --------------
                     (Telephone number, including area code)

                                 Not Applicable
                       -----------------------------------
           (Former name, former address, if changed since last report)


              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
    AV1          [   ]           [   ]           [ x ]
    AV2          [   ]           [   ]           [ x ]
    AV3          [   ]           [   ]           [ x ]
    AV4          [   ]           [   ]           [ x ]
    M1           [   ]           [   ]           [ x ]
    M2           [   ]           [   ]           [ x ]
    M3           [   ]           [   ]           [ x ]
    M4           [   ]           [   ]           [ x ]
    M5           [   ]           [   ]           [ x ]
    M6           [   ]           [   ]           [ x ]
    M7           [   ]           [   ]           [ x ]
    M8           [   ]           [   ]           [ x ]
    M9           [   ]           [   ]           [ x ]
    M10          [   ]           [   ]           [ x ]
    M11          [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On November 27, 2006 a distribution  was made to holders of  Nationstar
         Home  Equity  Loan  Trust  2006-B,   Home  Equity   Loan   Asset-Backed
         Certificates, Series 2006-B.

         The distribution report is attached  as Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Monthly Statement to Certificateholders on November 27, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                             Nationstar Home Equity Loan Trust 2006-B
                             (Issuing Entity)

                     By:     Nationstar Mortgage LLC
                             (Servicer)

                             /s/ Jerry Berrens
                             ------------------------
                             Jerry Berrens

                     Date:   November 30, 2006


EXHIBIT INDEX

Exhibit Number   Description
EX-99.1          Monthly Statement to Certificateholders


                                  EXHIBIT 99.1
                    Nationstar Home Equity Loan Trust 2006-B
                                November 27, 2006


                                Table of Contents
Distribution Report   ....................................................  2
Factor Report   ..........................................................  3
Delinquent Mortgage Loans   ..............................................  6
Delinquency Trend Group   ................................................  7
Bankruptcies   ...........................................................  8
Foreclosures   ...........................................................  9
REO Properties   ......................................................... 10
Principal Payoffs by Group occurred in this Distribution   ............... 10
Realized Loss Group Report   ............................................. 11


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Nayades Ortega
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                            4 New York Plaza, Floor 6
                            New York, New York 10004
                               Tel: (212) 623-0613
                      Email: nayades.x.ortega@jpmorgan.com



                                                          EXHIBIT 99.1
                                            Nationstar Home Equity Loan Trust 2006-B
                                                        November 27, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                                     DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
           ORIGINAL          BEGINNING                                                                                  ENDING
           FACE              PRINCIPAL                                                        REALIZED     DEFERRED     PRINCIPAL
CLASS      VALUE             BALANCE         PRINCIPAL         INTEREST         TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
AV1      340,000,000.00    327,730,714.89   14,195,585.33  1,619,262.84  15,814,848.17        0.00         0.00    313,535,129.56
AV2      198,500,000.00    198,500,000.00            0.00    991,672.92     991,672.92        0.00         0.00    198,500,000.00
AV3       95,600,000.00     95,600,000.00            0.00    481,107.00     481,107.00        0.00         0.00     95,600,000.00
AV4      149,274,000.00    149,274,000.00            0.00    766,273.20     766,273.20        0.00         0.00    149,274,000.00
M1        33,016,000.00     33,016,000.00            0.00    170,995.37     170,995.37        0.00         0.00     33,016,000.00
M2        44,521,000.00     44,521,000.00            0.00    231,806.01     231,806.01        0.00         0.00     44,521,000.00
M3        18,009,000.00     18,009,000.00            0.00     93,931.94      93,931.94        0.00         0.00     18,009,000.00
M4        16,508,000.00     16,508,000.00            0.00     87,162.24      87,162.24        0.00         0.00     16,508,000.00
M5        16,008,000.00     16,008,000.00            0.00     85,402.68      85,402.68        0.00         0.00     16,008,000.00
M6        12,506,000.00     12,506,000.00            0.00     67,292.70      67,292.70        0.00         0.00     12,506,000.00
M7        12,006,000.00     12,006,000.00            0.00     68,454.21      68,454.21        0.00         0.00     12,006,000.00
M8         9,505,000.00      9,505,000.00            0.00     55,501.28      55,501.28        0.00         0.00      9,505,000.00
M9        12,506,000.00     12,506,000.00            0.00     85,634.84      85,634.84        0.00         0.00     12,506,000.00
M10       11,506,000.00     11,506,000.00            0.00     82,478.84      82,478.84        0.00         0.00     11,506,000.00
M11       10,005,000.00     10,005,000.00            0.00     71,719.18      71,719.18        0.00         0.00     10,005,000.00
P                100.00            100.00            0.00    234,474.34     234,474.34        0.00         0.00            100.00
R                  0.00              0.00            0.00          0.00           0.00        0.00         0.00              0.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS   979,470,100.00    967,200,814.89   14,195,585.33  5,193,169.59  19,388,754.92        0.00         0.00    953,005,229.56
-----------------------------------------------------------------------------------------------------------------------------------
XIO    1,000,480,177.64    988,210,898.62            0.00  2,406,690.71   2,406,690.71        0.00         0.00    974,015,313.29
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                         FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      CURRENT
                            BEGINNING                                                                 ENDING          PASS-THROUGH
CLASS        CUSIP          PRINCIPAL        PRINCIPAL           INTEREST             TOTAL           PRINCIPAL       RATE
-----------------------------------------------------------------------------------------------------------------------------------
AV1         63860FAA1         963.91386732    41.75172156          4.76253777       46.51425932       922.16214577       5.390000%
AV2         63860FAB9       1,000.00000000     0.00000000          4.99583335        4.99583335     1,000.00000000       5.450000%
AV3         63860FAC7       1,000.00000000     0.00000000          5.03250000        5.03250000     1,000.00000000       5.490000%
AV4         63860FAD5       1,000.00000000     0.00000000          5.13333333        5.13333333     1,000.00000000       5.600000%
M1          63860FAE3       1,000.00000000     0.00000000          5.17916677        5.17916677     1,000.00000000       5.650000%
M2          63860FAF0       1,000.00000000     0.00000000          5.20666674        5.20666674     1,000.00000000       5.680000%
M3          63860FAG8       1,000.00000000     0.00000000          5.21583320        5.21583320     1,000.00000000       5.690000%
M4          63860FAH6       1,000.00000000     0.00000000          5.28000000        5.28000000     1,000.00000000       5.760000%
M5          63860FAJ2       1,000.00000000     0.00000000          5.33500000        5.33500000     1,000.00000000       5.820000%
M6          63860FAK9       1,000.00000000     0.00000000          5.38083320        5.38083320     1,000.00000000       5.870000%
M7          63860FAL7       1,000.00000000     0.00000000          5.70166667        5.70166667     1,000.00000000       6.220000%
M8          63860FAM5       1,000.00000000     0.00000000          5.83916675        5.83916675     1,000.00000000       6.370000%
M9          63860FAN3       1,000.00000000     0.00000000          6.84750040        6.84750040     1,000.00000000       7.470000%
M10         63860FAP8       1,000.00000000     0.00000000          7.16833304        7.16833304     1,000.00000000       7.820000%
M11         63860FAQ6       1,000.00000000     0.00000000          7.16833383        7.16833383     1,000.00000000       7.820000%
P              N/A          1,000.00000000     0.00000000  2,344,743.40000000 2,344,743.40000000    1,000.00000000       0.000000%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                        987.47354809    14.49312779          5.30201952       19.79514732       972.98042029
-----------------------------------------------------------------------------------------------------------------------------------
XIO            N/A            987.73660959     0.00000000          2.40553563        2.40553563       973.54783739       0.000000%
-----------------------------------------------------------------------------------------------------------------------------------

                                            Nationstar Home Equity Loan Trust 2006-B
                                                        November 27, 2006

Dates
                Record Date                                                                                          10/24/06
                Determination Date                                                                                   09/21/06
                Distribution Date                                                                                    11/27/06

Principal Funds:
                Scheduled Principal Payments (Total)                                                               728,548.19
                Principal Prepayments (Total)                                                                   13,377,283.72
                Curtailments (Total)                                                                                89,753.41
                Curtailment Interest Adjustments (Total)                                                                 0.00
                Repurchase Principal (Total)                                                                             0.00
                Substitution Amounts (Total)                                                                             0.00
                Net Liquidation Proceeds (Total)                                                                         0.00
                Other Principal Adjustments (Total)                                                                      0.00
                Non Recoverable Principal Advances (Total)                                                               0.00

Interest Funds:
                Gross Interest                                                                                   7,329,738.44
                Servicing Fees                                                                                     411,754.54
                Trustee Fees                                                                                         1,000.00
                Non Recoverable Interest Advances (Total)                                                                0.00

Prepayment Penalties:
                Number of Loans Prepaid with Respect to which Prepayment Penalties were Collected                          37
                Balance of Loans Prepaid with Respect to which Prepayment Penalties were Collected               6,949,190.25
                Amount of Prepayment Penalties Collected                                                           234,474.34
                Available Remittance Amount                                                                     21,112,569.22
                Principal Remittance Amount (Total)                                                             14,195,585.32
                Interest Remittance Amount (Total)                                                               6,916,983.90

Pool Detail:
                Beginning Number of Loans Outstanding                                                                   8,233
                Ending Number of Loans Outstanding                                                                      8,134
                Beginning Aggregate Loan Balance                                                               988,210,898.62
                Ending Aggregate Loan Balance                                                                  974,015,313.29
                Current Advances                                                                                         0.00
                Aggregate Advances                                                                                       0.00
                Weighted Average Remaining Term To Maturity                                                              0.00
                Weighted Average Net Mortgage Rate                                                                   8.39940%

Delinquent Mortgage Loans
                Group 1
                Category     Number    Principal Balance    Percentage
                1 Month       303        26,439,169.64         2.71%
                2 Month        71         7,691,262.90         0.79%
                3 Month         5           290,122.84         0.03%
                Total         379        34,420,555.38         3.53%

                * Delinquent Bankruptcies and Foreclosures are not included in the table above.

Bankruptcies
                Group Number    Number of Loans   Principal Balance    Percentage
                      1               204           10,601,055.08         1.09%
                Total                 204           10,601,055.08         1.09%

Group 1 Bankruptcy Reporting:
                Number of Bankruptcy Loans that are Current                                                               183
                Principal Balance of Bankruptcy Loans that are Current                                           9,636,147.37
                Number of Bankruptcy Loans that are 1 Month Delinquent                                                     14
                Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                                  607,294.41
                Number of Bankruptcy Loans that are 2 Months Delinquent                                                     5
                Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                                 249,976.88
                Number of Bankruptcy Loans that are 3+ Months Delinquent                                                    2
                Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                                107,636.42
                Total Number of Bankruptcy Loans                                                                          204
                Total Principal Balance of Bankruptcy Loans                                                     10,601,055.08

Foreclosures
                Group Number    Number of Loans   Principal Balance    Percentage
                      1                23            2,345,932.41         0.24%
                Total                  23            2,345,932.41         0.24%

Group 1 Foreclosure Reporting:
                Number of Foreclosure Loans that are Current                                                                0
                Principal Balance of Foreclosure Loans that are Current                                                  0.00
                Number of Foreclosure Loans that are 1 Month Delinquent                                                     0
                Principal Balance of Foreclosure Loans that are 1 Month Delinquent                                       0.00
                Number of Foreclosure Loans that are 2 Months Delinquent                                                    0
                Principal Balance of Foreclosure Loans that are 2 Months Delinquent                                      0.00
                Number of Foreclosure Loans that are 3+ Months Delinquent                                                  23
                Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                             2,345,932.41
                Total Number of Foreclosure Loans                                                                          23
                Total Principal Balance of Foreclosure Loans                                                     2,345,932.41

REO Properties
                Group Number    Number of Loans   Principal Balance    Percentage
                      1                 0                    0.00         0.00%
                Total                   0                    0.00         0.00%

Group 1 REO Reporting:
                Number of REO Loans that are Current                                                                        0
                Principal Balance of REO Loans that are Current                                                          0.00
                Number of REO Loans that are 1 Month Delinquent                                                             0
                Principal Balance of REO Loans that are 1 Month Delinquent                                               0.00
                Number of REO Loans that are 2 Months Delinquent                                                            0
                Principal Balance of REO Loans that are 2 Months Delinquent                                              0.00
                Number of REO Loans that are 3+ Months Delinquent                                                           0
                Principal Balance of REO Loans that are 3+ Months Delinquent                                             0.00
                Total Number of REO Loans                                                                                   0
                Total Principal Balance of REO Loans                                                                     0.00

Principal Payoffs by Group occurred in this Distribution
                Group Number    Number of Loans   Principal Balance    Percentage
                      1                 0           13,377,283.72         1.37%
                Total                   0           13,377,283.72         1.37%

Realized Loss Group Report
                Group      Current     Cumulative     Ending       Balance of           Net Liquidation
                Number     Loss        Loss           Balance      Liquidated Loans     Proceeds
                   1       0.00        0.00       974,015,313.29      0.00               0.00
                TOTAL      0.00        0.00       974,015,313.29      0.00               0.00

Loss Detail:
                Current Realized Losses- Reduced by Recoveries                                                           0.00
                Cumulative Realized Losses - Reduced by Recoveries                                                       0.00
                Current Applied Losses                                                                                   0.00
                Cumulative Applied Losses                                                                                0.00
                Trigger Event                                                                                              NO
                TEST I - Trigger Event Occurrence                                                                          NO
                (Is Delinquency Percentage > 36.87% of of Senior Enhancement Percentage ?)
                Delinquency Percentage                                                                               1.09700%
                37.00% of of Senior Enhancement Percentage                                                           8.21825%
                OR
                TEST II - Trigger Event Occurrence                                                                         NO
                (Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
                Cumulative Realized Losses as % of Original Loan Bal                                                 0.00000%
                Required Cumulative Loss %                                                                           0.00000%

O/C Reporting
                Targeted Overcollateralization Amount                                                           21,010,083.73
                Ending Overcollateralization Amount                                                             21,010,083.73
                Ending Overcollateralization Deficiency                                                                  0.00
                Overcollateralization Release Amount                                                                     0.00
                Monthly Excess Interest                                                                          1,961,920.40
                Payment to Class X-IO                                                                            2,406,690.71
                Certificate Interest Shortfall Detail:

Interest Carryforward Amount Occurred This Period                                                                        0.00
                Class A-1                                                                                                0.00
                Class A-2                                                                                                0.00
                Class A-3                                                                                                0.00
                Class A-4                                                                                                0.00
                Class M-1                                                                                                0.00
                Class M-2                                                                                                0.00
                Class M-3                                                                                                0.00
                Class M-4                                                                                                0.00
                Class M-5                                                                                                0.00
                Class M-6                                                                                                0.00
                Class M-7                                                                                                0.00
                Class M-8                                                                                                0.00
                Class M-9                                                                                                0.00
                Class M-10                                                                                               0.00
                Class M-11                                                                                               0.00

Interest Carryforward Amount Paid This Period                                                                            0.00
                Class A-1                                                                                                0.00
                Class A-2                                                                                                0.00
                Class A-3                                                                                                0.00
                Class A-4                                                                                                0.00
                Class M-1                                                                                                0.00
                Class M-2                                                                                                0.00
                Class M-3                                                                                                0.00
                Class M-4                                                                                                0.00
                Class M-5                                                                                                0.00
                Class M-6                                                                                                0.00
                Class M-7                                                                                                0.00
                Class M-8                                                                                                0.00
                Class M-9                                                                                                0.00
                Class M-10                                                                                               0.00
                Class M-11                                                                                               0.00

Remaining Interest Carryforward Amount
                Class A-1                                                                                                0.00
                Class A-2                                                                                                0.00
                Class A-3                                                                                                0.00
                Class A-4                                                                                                0.00
                Class M-1                                                                                                0.00
                Class M-2                                                                                                0.00
                Class M-3                                                                                                0.00
                Class M-4                                                                                                0.00
                Class M-5                                                                                                0.00
                Class M-6                                                                                                0.00
                Class M-7                                                                                                0.00
                Class M-8                                                                                                0.00
                Class M-9                                                                                                0.00
                Class M-10                                                                                               0.00
                Class M-11                                                                                               0.00

Swap Account:
                Net Swap Payment Due                                                                                     0.00
                Net Swap Payment Paid                                                                                    0.00
                Net Swap Receipt Due                                                                               448,358.07

                Beginning Balance                                                                                        0.00
                Additions to the Swap Account                                                                      448,358.07
                Withdrawals from the Swap Account                                                                  448,358.07
                Ending Balance                                                                                           0.00

Basis Risk Reserve Fund Account:
                Beginning Balance                                                                                   10,000.00
                Additions to the Basis Risk Reserve Fund                                                             3,631.74
                Dividend Earnings on the Basis Risk Reserve Fund                                                        43.99
                Withdrawals from the Basis Risk Reserve Fund                                                         3,675.73
                Ending Balance                                                                                      10,000.00

Basis Risk Reserve Carryover:
                Interest Carryover Amount Occurred This Period
                Class A-1                                                                                                0.00
                Class A-2                                                                                                0.00
                Class A-3                                                                                                0.00
                Class A-4                                                                                                0.00
                Class M-1                                                                                                0.00
                Class M-2                                                                                                0.00
                Class M-3                                                                                                0.00
                Class M-4                                                                                                0.00
                Class M-5                                                                                                0.00
                Class M-6                                                                                                0.00
                Class M-7                                                                                                0.00
                Class M-8                                                                                                0.00
                Class M-9                                                                                                0.00
                Class M-10                                                                                           1,942.58
                Class M-11                                                                                           1,689.16

                Interest Carryover Amount Paid This Period
                Class A-1                                                                                                0.00
                Class A-2                                                                                                0.00
                Class A-3                                                                                                0.00
                Class A-4                                                                                                0.00
                Class M-1                                                                                                0.00
                Class M-2                                                                                                0.00
                Class M-3                                                                                                0.00
                Class M-4                                                                                                0.00
                Class M-5                                                                                                0.00
                Class M-6                                                                                                0.00
                Class M-7                                                                                                0.00
                Class M-8                                                                                                0.00
                Class M-9                                                                                                0.00
                Class M-10                                                                                           1,942.58
                Class M-11                                                                                           1,689.16

                Remaining Interest Carryover Amount
                Class A-1                                                                                                0.00
                Class A-2                                                                                                0.00
                Class A-3                                                                                                0.00
                Class A-4                                                                                                0.00
                Class M-1                                                                                                0.00
                Class M-2                                                                                                0.00
                Class M-3                                                                                                0.00
                Class M-4                                                                                                0.00
                Class M-5                                                                                                0.00
                Class M-6                                                                                                0.00
                Class M-7                                                                                                0.00
                Class M-8                                                                                                0.00
                Class M-9                                                                                                0.00
                Class M-10                                                                                               0.00
                Class M-11                                                                                               0.00

Non-Supported Interest Shortfall:
                Total Prepayment Interest Shortfall occurred this distribution                                           0.00
                Prepayment Interest Shortfall Allocated to Class A-1                                                     0.00
                Prepayment Interest Shortfall Allocated to Class A-2                                                     0.00
                Prepayment Interest Shortfall Allocated to Class A-3                                                     0.00
                Prepayment Interest Shortfall Allocated to Class A-4                                                     0.00
                Prepayment Interest Shortfall Allocated to Class M-1                                                     0.00
                Prepayment Interest Shortfall Allocated to Class M-2                                                     0.00
                Prepayment Interest Shortfall Allocated to Class M-3                                                     0.00
                Prepayment Interest Shortfall Allocated to Class M-4                                                     0.00
                Prepayment Interest Shortfall Allocated to Class M-5                                                     0.00
                Prepayment Interest Shortfall Allocated to Class M-6                                                     0.00
                Prepayment Interest Shortfall Allocated to Class M-7                                                     0.00
                Prepayment Interest Shortfall Allocated to Class M-8                                                     0.00
                Prepayment Interest Shortfall Allocated to Class M-9                                                     0.00
                Prepayment Interest Shortfall Allocated to Class M-10                                                    0.00
                Prepayment Interest Shortfall Allocated to Class M-11                                                    0.00
                Prepayment Interest Shortfall Allocated to Class XIO                                                     0.00

                Total Relief Act Interest Shortfall occurred this distribution                                           0.00
                Relief Act Interest Shortfall Allocated to Class A-1                                                     0.00
                Relief Act Interest Shortfall Allocated to Class A-2                                                     0.00
                Relief Act Interest Shortfall Allocated to Class A-3                                                     0.00
                Relief Act Interest Shortfall Allocated to Class A-4                                                     0.00
                Relief Act Interest Shortfall Allocated to Class M-1                                                     0.00
                Relief Act Interest Shortfall Allocated to Class M-2                                                     0.00
                Relief Act Interest Shortfall Allocated to Class M-3                                                     0.00
                Relief Act Interest Shortfall Allocated to Class M-4                                                     0.00
                Relief Act Interest Shortfall Allocated to Class M-5                                                     0.00
                Relief Act Interest Shortfall Allocated to Class M-6                                                     0.00
                Relief Act Interest Shortfall Allocated to Class M-7                                                     0.00
                Relief Act Interest Shortfall Allocated to Class M-8                                                     0.00
                Relief Act Interest Shortfall Allocated to Class M-9                                                     0.00
                Relief Act Interest Shortfall Allocated to Class M-10                                                    0.00
                Relief Act Interest Shortfall Allocated to Class M-11                                                    0.00
                Relief Act Interest Shortfall Allocated to Class XIO                                                     0.00

                Available Net Funds Cap to Libor Certificates                                                        7.635820

                One-Month LIBOR for Such Distribution Date                                                           5.320000

LIBOR Certificates, the Uncapped Pass-Through Rate for Such Distribution Date
                Class A-1                                                                                            5.390000
                Class A-2                                                                                            5.450000
                Class A-3                                                                                            5.490000
                Class A-4                                                                                            5.600000
                Class M-1                                                                                            5.650000
                Class M-2                                                                                            5.680000
                Class M-3                                                                                            5.690000
                Class M-4                                                                                            5.760000
                Class M-5                                                                                            5.820000
                Class M-6                                                                                            5.870000
                Class M-7                                                                                            6.220000
                Class M-8                                                                                            6.370000
                Class M-9                                                                                            7.470000
                Class M-10                                                                                           7.820000
                Class M-11                                                                                           7.820000

Deferred Amounts Detail:
                (Reduction of Certificate Principal Amounts due to Applied Loss Amounts)

Deferred Amount with respect to such Distribution Date
                Class M-1                                                                                                0.00
                Class M-2                                                                                                0.00
                Class M-3                                                                                                0.00
                Class M-4                                                                                                0.00
                Class M-5                                                                                                0.00
                Class M-6                                                                                                0.00
                Class M-7                                                                                                0.00
                Class M-8                                                                                                0.00
                Class M-9                                                                                                0.00
                Class M-10                                                                                               0.00
                Class M-11                                                                                               0.00

Deferred Amount Paid This Period                                                                                         0.00
                Class M-1                                                                                                0.00
                Class M-2                                                                                                0.00
                Class M-3                                                                                                0.00
                Class M-4                                                                                                0.00
                Class M-5                                                                                                0.00
                Class M-6                                                                                                0.00
                Class M-7                                                                                                0.00
                Class M-8                                                                                                0.00
                Class M-9                                                                                                0.00
                Class M-10                                                                                               0.00
                Class M-11                                                                                               0.00

Deferred Amount Occurred This Period                                                                                     0.00
                Class M-1                                                                                                0.00
                Class M-2                                                                                                0.00
                Class M-3                                                                                                0.00
                Class M-4                                                                                                0.00
                Class M-5                                                                                                0.00
                Class M-6                                                                                                0.00
                Class M-7                                                                                                0.00
                Class M-8                                                                                                0.00
                Class M-9                                                                                                0.00
                Class M-10                                                                                               0.00
                Class M-11                                                                                               0.00

Remaining Deferred Amount
                Class M-1                                                                                                0.00
                Class M-2                                                                                                0.00
                Class M-3                                                                                                0.00
                Class M-4                                                                                                0.00
                Class M-5                                                                                                0.00
                Class M-6                                                                                                0.00
                Class M-7                                                                                                0.00
                Class M-8                                                                                                0.00
                Class M-9                                                                                                0.00
                Class M-10                                                                                               0.00
                Class M-11                                                                                               0.00

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.